Pension and Other Benefit Programs (Payments Projected Based on Actuarial Assumptions) (Details) - Other Postretirement Benefit Plan, Defined Benefit [Member] $ in Millions	Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Anticipated Medicare Subsidy Receipts	$ 12
Defined Benefit Plan Postretirement Benefit Plans Estimated Future Benefit Payment [Abstract]
2014	13
2015	13
2016	13
2017	13
2018	13
Next 5 years	$ 68